Note 12 - Long-term Debt (Details Textual) - USD ($) $ in Thousands	Jan. 25, 2019	Jan. 31, 2021	Jan. 31, 2020
Letters of Credit Outstanding, Amount		$ 200	$ 200
Revolving Operating Credit Facility [Member] | Senior Secured Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 350,000	350,000
Long-term Line of Credit, Total		$ 0
Revolving Operating Credit Facility [Member] | Senior Secured Credit Facility [Member] | Maximum [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 500,000
Line of Credit Borrowings to Support Foreign Exchange and Interest Rate Hedging [Member] | Senior Secured Credit Facility [Member]
Debt Instrument, Term (Year)	5 years
Senior Secured Credit Facility [Member] | Maximum [Member]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.40%
Senior Secured Credit Facility [Member] | Maximum [Member] | Canada or US Prime Rate, BA, or LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Senior Secured Credit Facility [Member] | Minimum [Member]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.20%
Senior Secured Credit Facility [Member] | Minimum [Member] | Canada or US Prime Rate, BA, or LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate	0.00%